Statement of Changes in Shareholders' Equity (Parenthetical) (USD $)	9 Months Ended
Dec. 31, 2010
Statement of Changes in Shareholders' Equity [Abstract]
Ordinary shares issued, price per share	$ 0.01739
Shares subject to possible repurchase	2,295,400